Concentration of Credit Risks (Tables)	6 Months Ended
Jun. 30, 2026
Concentration of Credit Risks [Abstract]
Schedule of Revenue and Receivables Concentration
Revenue concentration	Unaudited 6 months ended June 30,
(% of total revenue)	2026	2025
Semiconductors segment
International computer and hardware manufacturer	14%	8%
International distributor of semiconductors, electronics	15%	9%

Receivables concentration	As of June 30, 2026 (unaudited)		As of December 31, 2025
(% of total accounts receivable and maximum amount of loss due to credit risk)%		USD’000%		USD’000
Semiconductors segment
International computer and hardware manufacturer	15%	856	25%	1,196
International distributor of semiconductors, electronics	11%	617	3%	134